Federated Equity Funds
Federated MDT Mid Cap Growth Fund
Federated MDT Equity Trust
Federated MDT Large Cap Value Fund
Federated MDT Series
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES
1. Effective August 8, 2018, please remove all references to Brian M. Greenberg.
2. Under the section entitled “Fund Summary Information” please add the following under the sub-heading “Fund Management.”
“Damien Zhang, CFA, Research Manager, has been the Fund's portfolio manager since August 2018.”
August 8, 2018
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454435 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Federated Equity Funds
Federated MDT Mid Cap Growth Fund
Federated MDT Equity Trust
Federated MDT Large Cap Value Fund
Federated MDT Series
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT PROSPECTUSES
1. Effective August 8, 2018, please remove all references to Brian M. Greenberg.
2. Under the section entitled “Fund Summary Information” please add the following under the sub-heading “Fund Management”:
“Damien Zhang, CFA, Research Manager, has been the Fund's portfolio manager since August 2018.”
3. Under the section entitled “Who Manages the Fund?” please add the following under the sub-heading “Portfolio Management Information”:
“Damien Zhang
Damien Zhang, CFA, joined the Investment Team in 2009.
Mr. Zhang is a Research Manager and is responsible for ongoing evaluation and enhancement of the investment model, including software code design and development. Education: A.B., Princeton University.”
August 8, 2018
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454434 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Federated Equity Funds
Federated MDT Mid Cap Growth Fund
Federated MDT Equity Trust
Federated MDT Large Cap Value Fund
Federated MDT Series
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION
1. Effective August 8, 2018, please remove all references to Brian M. Greenberg.
2. Under the “Who Manages and Provides Services to the Fund?” section of the respective Statements of Additional Information, please add the following under the sub-heading “Portfolio Manager information”:
The following information for Damien Zhang is provided as of July 31, 2018.
Federated MDT MID CAP GROWTH FUND
Damien Zhang, Portfolio Manager
Types of Accounts Managed by Damien Zhang	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0/$0	0/$0
Other Pooled Investment Vehicles	0/$0	0/$0
Other Accounts	227/$1.7 billion	2/$116.7 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $10,001-$50,000.
Damien Zhang is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and/or five calendar year pre-tax gross total return basis versus the designated benchmark (Russell Midcap® Growth Index) and versus the Fund's designated peer group of comparable accounts. Performance periods are adjusted, for example, if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Zhang is responsible when his compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager is currently categorized into multiple designated sub-groups, which may be further broken down by Strategies (which may be adjusted periodically). The number of sub-groups currently reflected is eight, which currently have nine different Strategies (which may be adjusted periodically). The annual incentive amount is based on the composite investment performance of each Strategy, which is measured against the Strategy's designated benchmark and a designated peer group of comparable accounts.
As noted above, Mr. Zhang is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ (and may be adjusted periodically). For example, each Strategy is assigned a specific weighting within a pre-determined range. At the Strategy level, the Fund has been assigned to a sub-group which has a weighting that is equal to the weighting given to certain other strategies, greater than the weighting given to certain other strategies and that is lesser than the weighting given to certain other strategies, and the benchmark for that sub-group is the Fund's benchmark, the Russell Midcap® Growth Index.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).

In addition, Mr. Zhang was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.
Federated MDT LARGE CAP VALUE FUND
Damien Zhang, Portfolio Manager
Types of Accounts Managed by Damien Zhang	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0/$0	0/$0
Other Pooled Investment Vehicles	0/$0	0/$0
Other Accounts	227/$1.7 billion	2/$116.7 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Damien Zhang is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and/or five calendar year pre-tax gross total return basis versus the designated benchmark (Russell 1000® Value Index) and versus the Fund's designated peer group of comparable accounts. Performance periods are adjusted, for example, if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Zhang is responsible when his compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager is currently categorized into multiple designated sub-groups, which may be further broken down by Strategies (which may be adjusted periodically). The number of sub-groups currently reflected is eight, which currently have nine different Strategies (which may be adjusted periodically). The annual incentive amount is based on the composite investment performance of each Strategy, which is measured against the Strategy's designated benchmark and a designated peer group of comparable accounts.
As noted above, Mr. Zhang is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ (and may be adjusted periodically). For example, each Strategy is assigned a specific weighting within a pre-determined range. At the Strategy level, the Fund has been assigned to a sub-group which has a weighting that is equal to the weighting given to certain other strategies, greater than the weighting given to certain other strategies and that is lesser than the weighting given to certain other strategies, and the benchmark for that sub-group is the Fund's benchmark, the Russell 1000® Value Index.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. Zhang was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.
Federated MDT All Cap Core Fund
Damien Zhang, Portfolio Manager
Types of Accounts Managed by Damien Zhang	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0/$0	0/$0
Other Pooled Investment Vehicles	0/$0	0/$0
Other Accounts	227/$1.7 billion	2/$116.7 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.
Damien Zhang is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling one, three and/or five calendar year pre-tax gross total return basis versus the designated benchmark (Russell 3000® Index) and versus the Fund's designated peer group of comparable accounts. Performance periods are adjusted, for example, if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Zhang is responsible when his compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager is currently categorized into multiple designated sub-groups, which may be further broken down by Strategies (which may be adjusted periodically). The number of sub-groups currently reflected is eight, which currently have nine different Strategies (which may be adjusted periodically). The annual incentive amount is based on the composite investment performance of each Strategy, which is measured against the Strategy's designated benchmark and a designated peer group of comparable accounts.
As noted above, Mr. Zhang is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ (and may be adjusted periodically). For example, each Strategy is assigned a specific weighting within a pre-determined range. At the Strategy level, the Fund has been assigned to a sub-group which has a weighting is equal to the weighting given to certain other strategies, greater than the weighting given to certain other strategies and that is lesser than the weighting given to certain other strategies, and the benchmark for that sub-group is the Fund's benchmark, the Russell 3000® Index.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. Zhang was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.
Federated MDT Balanced Fund
Damien Zhang, Portfolio Manager
Types of Accounts Managed by Damien Zhang	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0/$0	0/$0
Other Pooled Investment Vehicles	0/$0	0/$0
Other Accounts	227/$1.7 billion	2/$116.7 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Damien Zhang is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and/or five calendar year pre-tax gross total return basis versus the designated benchmarks (Russell 3000® Index, Russell 1000® Value Index, Russell 1000® Growth Index, Russell 2000® Index, Russell 2000® Growth Index, BofA Merrill Lynch U.S. 3-Month Treasury Bill Index, Russell 2000® Value Index, Russell Midcap® Growth Index and Russell Microcap® Index) and versus the Fund's designated peer group of comparable accounts. Performance periods are adjusted, for example, if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Zhang is responsible when his compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager is currently categorized into multiple designated sub-groups, which may be further broken down by Strategies (which may be adjusted periodically). The number of sub-groups currently reflected is eight, which currently have nine different Strategies (which may be adjusted periodically). The annual incentive amount is based on the composite investment performance of each Strategy, which is measured against the Strategy's designated benchmark and a designated peer group of comparable accounts.
As noted above, Mr. Zhang is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ (and may be adjusted periodically). For example, each Strategy is assigned a specific weighting within a pre-determined range. At the Strategy level, the Fund has been assigned to a sub-group which has a weighting that is equal to the weighting given to certain other strategies, greater than the weighting given to certain other strategies and that is lesser than the weighting given to certain other strategies, and the benchmark for that sub-group is the Fund's benchmark, the Russell 3000® Index.

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. Zhang was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.
Federated MDT Large Cap Growth Fund
Damien Zhang, Portfolio Manager
Types of Accounts Managed by Damien Zhang	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0/$0	0/$0
Other Pooled Investment Vehicles	0/$0	0/$0
Other Accounts	227/$1.7 billion	2/$116.7 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Damien Zhang is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and/or five calendar year pre-tax gross total return basis versus the designated benchmark (Russell 1000® Growth Index) and versus the Fund's designated peer group of comparable accounts. Performance periods are adjusted, for example, if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Zhang is responsible when his compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager is currently categorized into multiple designated sub-groups, which may be further broken down by Strategies (which may be adjusted periodically). The number of sub-groups currently reflected is eight, which currently have nine different Strategies (which may be adjusted periodically). The annual incentive amount is based on the composite investment performance of each Strategy, which is measured against the Strategy's designated benchmark and a designated peer group of comparable accounts.
As noted above, Mr. Zhang is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ (and may be adjusted periodically). For example, each Strategy is assigned a specific weighting within a pre-determined range. At the Strategy level, the Fund has been assigned to a sub-group which has a weighting that is equal to the weighting given to certain other strategies, greater than the weighting given to certain other strategies and that is lesser than the weighting given to certain other strategies, and the benchmark for that sub-group is the Fund's benchmark, the Russell 1000® Growth Index.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. Zhang was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.
Federated MDT Small Cap Core Fund
Damien Zhang, Portfolio Manager
Types of Accounts Managed by Damien Zhang	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0/$0	0/$0
Other Pooled Investment Vehicles	0/$0	0/$0
Other Accounts	227/$1.7 billion	2/$116.7 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.

Damien Zhang is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and/or five calendar year pre-tax gross total return basis versus the designated benchmark (Russell 2000® Index) and versus the Fund's designated peer group of comparable accounts. Performance periods are adjusted, for example, if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Zhang is responsible when his compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager is currently categorized into multiple designated sub-groups, which may be further broken down by Strategies (which may be adjusted periodically). The number of sub-groups currently reflected is eight, which currently have nine different Strategies (which may be adjusted periodically). The annual incentive amount is based on the composite investment performance of each Strategy, which is measured against the Strategy's designated benchmark and a designated peer group of comparable accounts.
As noted above, Mr. Zhang is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ (and may be adjusted periodically). For example, each Strategy is assigned a specific weighting within a pre-determined range. At the Strategy level, the Fund has been assigned to a sub-group which has a weighting that is equal to the weighting given to certain other strategies, greater than the weighting given to certain other strategies and that is lesser than the weighting given to certain other strategies, and the benchmark for that sub-group is the Fund's benchmark, the Russell 2000® Index.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. Zhang was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.
Federated MDT Small Cap Growth Fund
Damien Zhang, Portfolio Manager
Types of Accounts Managed by Damien Zhang	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0/$0	0/$0
Other Pooled Investment Vehicles	0/$0	0/$0
Other Accounts	227/$1.7 billion	2/$116.7 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Damien Zhang is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and/or five calendar year pre-tax gross total return basis versus the designated benchmark (Russell 2000® Growth Index) and versus the Fund's designated peer group of comparable accounts. Performance periods are adjusted, for example, if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Zhang is responsible when his compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager is currently categorized into multiple designated sub-groups, which may be further broken down by Strategies (which may be adjusted periodically). The number of sub-groups currently reflected is eight, which currently have nine different Strategies (which may be adjusted periodically). The annual incentive amount is based on the composite investment performance of each Strategy, which is measured against the Strategy's designated benchmark and a designated peer group of comparable accounts.
As noted above, Mr. Zhang is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ (and may be adjusted periodically). For example, each Strategy is assigned a specific weighting within a pre-determined range. At the Strategy level, the Fund has been assigned to a sub-group which has a weighting that is equal to the weighting given to certain other strategies, greater than the weighting given to certain other strategies and that is lesser than the weighting given to certain other strategies, and the benchmark for that sub-group is the Fund's benchmark, the Russell 2000® Growth Index.

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. Zhang was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.
August 8, 2018

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454433 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.